Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 08, 2023
Entity Registrant Name	dei_EntityRegistrantName	ALPS SERIES TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001558107
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 21, 2023
Document Effective Date	dei_DocumentEffectiveDate	Aug. 21, 2023
Prospectus Date	rr_ProspectusDate	Mar. 08, 2023
Brigade High Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

ALPS SERIES TRUST

Brigade High Income Fund

(the “Fund”)

Supplement dated August 21, 2023 to the

Prospectus

dated March 8, 2023

Effective immediately, the following changes are being made with respect to the Fund:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

“The Fund will seek to outperform its primary and secondary benchmarks, before expenses, the ICE BofA U.S. High Yield Constrained Index (primary benchmark) and a blend of 60% ICE BofA U.S High Yield Constrained Index/40% Credit Suisse Leveraged Loans Index (secondary benchmark), while providing a similar level of volatility over the entire market cycle.”